Consolidated statement of changes in equity Consolidated statement of changes in equity (Parenthetical)	12 Months Ended
	Dec. 31, 2019 USD ($)	Aug. 31, 2019 USD ($)
Retained earnings
Transfers	$ 2,475,000,000
$1,500m 5.625% Perpetual Subordinated Contingent Convertible Securities | HSBC Holdings | Capital securities classified as equity
Notional amount	$ 1,500,000,000
Other equity instruments interest rate	5.625%
Payments for debt issue costs	$ 12,000,000
August 2019 share buy-back program
Authorized amount for share buy-back program		$ 1,000,000,000.0